UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP

Address:   767 Fifth Avenue
           New York, New York 10153


Form 13F File Number: 28-12930


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ajay Mehra
Title:  Managing Director/Chief Compliance Officer
Phone:  212-287-3365

Signature,  Place,  and  Date  of  Signing:

/s/ Ajay Mehra                     New York, NY                       2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $    1,072,736
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AECOM TECHNOLOGY COR P                  COMMON STOCK   00766T100    18143   659750 SH       SOLE                  659750      0    0
ALLEGHENY TECH INC 4.25% 06/01/2014     CNV            01741RAD4     1390  1000000 PRN      SOLE                 1000000      0    0
CONV DJ
AMERICAN ECOLOGY COR P COM STK          COMMON STOCK   025533407     2036   119502 SH       SOLE                  119502      0    0
AMERICAN WATER WKS CO INC               COMMON STOCK   030420103    12859   573803 SH       SOLE                  573803      0    0
AMERICREDIT CORP                        COMMON STOCK   03060R101      190    10000 SH  PUT  SOLE                   10000      0    0
AVIS BUDGET GROUP                       COMMON STOCK   053774105    23066  1758100 SH       SOLE                 1758100      0    0
BARRICK GOLD CORPORATION CMN            COMMON STOCK   067901108    23628   600000 SH  CALL SOLE                  600000      0    0
BUNGE LTD COM STK                       COMMON STOCK   G16962105     3045    47698 SH       SOLE                   47698      0    0
CALGON CARBON CORP COM STK              COMMON STOCK   129603106     2524   181600 SH       SOLE                  181600      0    0
CALIFORNIA WTR SVC G ROUP COM           COMMON STOCK   130788102     3904   106019 SH       SOLE                  106019      0    0
CAPSTONE TURBINE COR P COM STK          COMMON STOCK   14067D102     1419  1108500 SH       SOLE                 1108500      0    0
CATERPILLAR INC (DELAWARE) CMN          COMMON STOCK   149123101     7124   125000 SH  CALL SOLE                  125000      0    0
CHENIERE ENERGY, INC. 2.25% 08/01/2012  CNV            16411RAE9     6551 14000000 PRN      SOLE                14000000      0    0
CONV FA
CHINA SUNRGY ADR                        SPON ADR       16942X104     1463   316568 SH       SOLE                  316568      0    0
CLEAN HBRS INC COM STK                  COMMON STOCK   184496107     6226   104444 SH       SOLE                  104444      0    0
CLEVELAND BIOLABS, INC CMN              COMMON STOCK   185860103      701   211663 SH       SOLE                  211663      0    0
COVANTA HOLDING CORP DELAWARE           COMMON STOCK   22282E102    10332   571120 SH       SOLE                  571120      0    0
DELTA AIR LINES INC DEL                 COM NEW        247361702    20484  1800000 SH       SOLE                 1800000      0    0
EAGLE MATERIALS INC COM STK             COMMON STOCK   26969P108     3309   127044 SH       SOLE                  127044      0    0
EXELON CORP COM                         COMMON STOCK   30161N101    10849   222000 SH       SOLE                  222000      0    0
FELCOR LODGING TRUST INC SER-A          CNV            31430F200     6395   588354 SH       SOLE                  588354      0    0
CUMULATIVE CONV PFD STK
FLUOR CORP NEW                          COMMON STOCK   343412102    11260   250000 SH       SOLE                  250000      0    0
FOSTER WHEELER LTD COM STK              COMMON STOCK   H27178104     7902   268400 SH       SOLE                  268400      0    0
GOLAR LNG LIMITED COM                   COMMON STOCK   G9456A100     1665   129909 SH       SOLE                  129909      0    0
GREAT LAKES DREDGE & DOCK CORP          COMMON STOCK   390607109     6258   965766 SH       SOLE                  965766      0    0
HEADWATERS INC                          COMMON STOCK   42210P102     7891  1210311 SH       SOLE                 1210311      0    0
HECKMANN CORP                           *W EXP         422680116      541   622142 SH       SOLE                  622142      0    0
                                        11/09/201
ICF INTERNATIONAL IN C                  COMMON STOCK   44925C103     3243   121012 SH       SOLE                  121012      0    0
ITRON INC                               COMMON STOCK   465741106     2230    33000 SH       SOLE                   33000      0    0
IVANHOE MINES LTD CMN                   COMMON STOCK   46579N103    62093  4250000 SH       SOLE                 4250000      0    0
IVANHOE MINES LTD CMN                   COMMON STOCK   46579N103     2288   800000 SH  CALL SOLE                  800000      0    0
IVANHOE MINES LTD CMN                   COMMON STOCK   46579N103     2860  1000000 SH  CALL SOLE                 1000000      0    0
KBR INC                                 COMMON STOCK   48242W106     8364   440200 SH       SOLE                  440200      0    0
LEAR CORPORATION CMN                    COMMON STOCK   521865204       36      529 SH       SOLE                     529      0    0
LSB INDS INC                            COMMON STOCK   502160104     4445   315239 SH       SOLE                  315239      0    0
MASTEC INC                              COMMON STOCK   576323109    16209  1296700 SH       SOLE                 1296700      0    0
MCDERMOTT INTL CMN                      COMMON STOCK   580037109    10805   450000 SH       SOLE                  450000      0    0
MICHAEL BAKER CORP COM STK              COMMON STOCK   057149106     2555    61706 SH       SOLE                   61706      0    0
MONSANTO COMPANY CMN                    COMMON STOCK   61166W101    81750  1000000 SH  CALL SOLE                 1000000      0    0
MOSAIC COMPANY                          COMMON STOCK   61945A107    61030  1000000 SH  CALL SOLE                 1000000      0    0
NAVIOS MARITIME ACQUIS CORP             *W EXP         Y62159119      141   235000 SH       SOLE                  235000      0    0
                                        06/25/201
NOBLE CORPORATION BAAR                  NAMEN -AKT     H5833N103     1950    47900 SH       SOLE                   47900      0    0
NRG ENERGY, INC. CMN                    COMMON STOCK   629377508     1181    50000 SH  CALL SOLE                   50000      0    0
NRG ENERGY, INC. CMN                    COMMON STOCK   629377508    15347   650000 SH  CALL SOLE                  650000      0    0
QUANTA SVCS INC                         COMMON STOCK   74762E102     2888   138600 SH       SOLE                  138600      0    0
RENESOLA LTD                            SPONS ADS      75971T103     4545   954800 SH       SOLE                  954800      0    0
SELECT SECTOR SPDR TR                   COMMON STOCK   81369Y605    57600  4000000 SH  PUT  SOLE                 4000000      0    0
SHAW GROUP INC                          COMMON STOCK   820280105     6983   242900 SH       SOLE                  242900      0    0
SOLUTIA INC                             COM NEW        834376501    37005  2913800 SH       SOLE                 2913800      0    0
SPDR S&P METALS & MINING ETF ETF        COMMON STOCK   78464A755   103220  2000000 SH  PUT  SOLE                 2000000      0    0
STANDARD & POORS DEP RCPTS SPDR         COMMON STOCK   78462F103   195020  1750000 SH  PUT  SOLE                 1750000      0    0
STANDARD & POORS DEP RCPTS SPDR         COMMON STOCK   78462F103   111440  1000000 SH  PUT  SOLE                 1000000      0    0
STAR BULK CARRIERS CORP                 *W EXP         Y8162K113       19   283813 SH       SOLE                  283813      0    0
                                        03/15/201
STRATEGIC HOTELS & RESORTS I            COMMON STOCK   86272T106      512   275000 SH       SOLE                  275000      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
TELVENT GIT ALCOBEN DAS COM S           COMMON STOCK   E90215109      322     8264 SH       SOLE                    8264      0    0
TERRA INDS INC                          COMMON STOCK   880915103     2578    80100 SH       SOLE                   80100      0    0
TITAN MACHY INC                         COMMON STOCK   88830R101     2898   251109 SH       SOLE                  251109      0    0
TRANSOCEAN LTD                          REG SHS        H8817H100     2201    26587 SH       SOLE                   26587      0    0
TUTOR PERINI CORP                       COMMON STOCK   901109108     3110   172000 SH       SOLE                  172000      0    0
UNITED STATES STEEL CORPORATIO*N CMN    COMMON STOCK   912909108     5512   100000 SH  CALL SOLE                  100000      0    0
VALE S A                                ADR            91912E105    21773   750000 SH  CALL SOLE                  750000      0    0
VALERO ENERGY CORPORATION CMN           COMMON STOCK   91913Y100    18425  1100000 SH       SOLE                 1100000      0    0
WEATHERFORD INTERNATIONAL LT            REG            H27013103     3614   201800 SH       SOLE                  201800      0    0
WESTPORT INNOVATIONS INC                COM NEW        960908309     6957   600795 SH       SOLE                  600795      0    0
WILLIAMS COS INC DEL                    COMMON STOCK   969457100     8432   400000 SH       SOLE                  400000      0    0


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